Share Based Compensation - Schedule of Allocation of Total Share Based Compensation Expenses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allocation of Total Share Based Compensation Expenses [Line Items]
Total	$ 223,933
Sales and marketing expenses [Member]
Schedule of Allocation of Total Share Based Compensation Expenses [Line Items]
Total	121,800
General and administrative expenses [Member]
Schedule of Allocation of Total Share Based Compensation Expenses [Line Items]
Total	$ 102,133